Schedule of Amounts Recognized on Acquisition (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2024	Aug. 31, 2024
Investment In Subsidiaries
Cash and cash equivalents	₪ 1,108	₪ 1,575
Restricted cash	361
Trade and other receivables	3,325	(4,468)
Inventory	2,622	1,351
Property, plant and equipment and right-of-use asset	10,199	3,601
Goodwill	517	(270)
Short-term loan	(163)
Trade and other payable	(15,134)	(4,638)
Lease liability	(3,506)
Total identifiable net assets	(671)	(1,560)
Cash and cash equivalents	(1,108)	(1,575)
Inventories	(2,622)	(1,351)
Property, plant and equipment and right-of-use asset	(10,199)	(3,601)
Trade and other payables	15,134	4,638
Financial liabilities		1,020
Overdraft		1,322
Lease liability	27,990	2,725
Total identifiable net assets	₪ (671)	₪ (1,560)